Summary of significant accounting policies - Nuclear decommissioning funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nuclear decommissioning funds
Additional contribution to external trust funds	$ 0	$ 0
Additional amount collected for nuclear decommissioning	$ 4,750,000	4,750,000
Percentage of decommissioning fund classified as equity	64.00%
Percentage of decommissioning funds classified as fixed income securities	36.00%
External and Internal Trust Funds:
Purchases	$ 578,610,000	374,338,000	$ 457,909,000
Fair Value	$ 598,181,000	511,339,000
Average annualized rate of return over the past ten years	8.40%
Average annualized rate of return since inception	6.90%
External Trust Funds
External and Internal Trust Funds:
Cost		386,528,000	373,451,000
Purchases	$ 578,610,000	374,338,000
Net Proceeds	(555,923,000)	(361,261,000)
Unrealized Gain(Loss)	188,966,000	124,811,000
Fair Value	598,181,000	511,339,000
Net realized gains or losses, interest income and dividends, contributions and fees	22,686,000	13,078,000
Internal Funds
External and Internal Trust Funds:
Cost		91,409,000	82,677,000
Purchases	132,710,000	140,997,000
Net Proceeds	(123,004,000)	(132,266,000)
Unrealized Gain(Loss)	36,184,000	20,739,000
Fair Value	137,299,000	112,147,000
Net realized gains or losses, interest income and dividends, contributions and fees	9,705,000	8,732,000
Equity | External Trust Funds
External and Internal Trust Funds:
Cost		212,585,000	207,313,000
Purchases	27,707,000	11,950,000
Net Proceeds	(16,444,000)	(6,678,000)
Unrealized Gain(Loss)	177,866,000	119,263,000
Fair Value	401,714,000	331,848,000
Equity | Internal Funds
External and Internal Trust Funds:
Cost		47,062,000	44,295,000
Purchases	0	0
Net Proceeds	3,586,000	2,767,000
Unrealized Gain(Loss)	33,665,000	19,578,000
Fair Value	84,313,000	66,640,000
Debt | External Trust Funds
External and Internal Trust Funds:
Cost		174,645,000	166,023,000
Purchases	536,147,000	361,844,000
Net Proceeds	(523,926,000)	(353,222,000)
Unrealized Gain(Loss)	11,100,000	5,548,000
Fair Value	197,966,000	180,193,000
Debt | Internal Funds
External and Internal Trust Funds:
Cost		44,347,000	38,382,000
Purchases	132,710,000	140,997,000
Net Proceeds	(126,590,000)	(135,033,000)
Unrealized Gain(Loss)	2,519,000	1,161,000
Fair Value	52,986,000	45,507,000
Other | External Trust Funds
External and Internal Trust Funds:
Cost		(702,000)	$ 115,000
Purchases	14,756,000	544,000
Net Proceeds	(15,553,000)	(1,361,000)
Unrealized Gain(Loss)	0	0
Fair Value	$ (1,499,000)	$ (702,000)